                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10127

                     FORTRESS BROOKDALE INVESTMENT FUND LLC
                     --------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                 10020
-------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100
                                                     --------------

Date of fiscal year end:  December 31
                          -----------

Date of reporting period:  June 30, 2004
                           -------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                                                                PAGE

REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                                    1

FINANCIAL STATEMENTS (Unaudited):

           Statement of Assets and Liabilities at June 30, 2004                                                   2

           Schedule of Investments at June 30, 2004                                                               3

           Statement of Operations for the Six Months Ended June 30, 2004 and
           Financial Highlights for the Six Months Ended June 30, 2004 and the
           Years Ended December 31, 2003, 2002, 2001 and the Period from
           September 6, 2000 through December 31, 2000                                                            4

           Statement of Cash Flows for the Six Months Ended June 30, 2004                                         5

           Statements of Changes in Net Assets for the Six Months Ended June 30, 2004 and
           for the Year Ended December 31, 2003                                                                   6

           Notes to Financial Statements                                                                          7

            Report of Independent Registered Public Accounting Firm

To the Members and Trustees of
Fortress Brookdale Investment Fund, LLC


We have reviewed the accompanying statement of assets and liabilities of Fortress Brookdale Investment Fund, LLC (the "Company"), including the schedule of investments, as of June 30, 2004, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-months then ended. These financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and financial highlights referred to above for them to be in conformity with U.S generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board, the statement of changes in net assets for the year ended December 31, 2003, and financial highlights for each of the three years in the period then ended and for the period from September 6, 2000 through December 31, 2000, and in our report dated February 28, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


                                                           /s/ Ernst & Young LLP


August 27, 2004
New York, New York

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                                            June 30, 2004
                                                                                            -------------
ASSETS
       Investment in controlled affiliate, at value (cost $14,694)                             $ 17,306
       Cash and cash equivalents                                                                    128
       Other assets                                                                                  53
                                                                                               --------
                                                                                                 17,487
                                                                                               --------
LIABILITIES
       Accounts payable                                                                              75
       Preferred equity (mandatorily redeemable)                                                     53
                                                                                               --------
                                                                                                    128
                                                                                               --------
NET ASSETS                                                                                     $ 17,359
                                                                                               ========
NET ASSETS CONSISTS OF:
       Common equity                                                                             15,000
       Accumulated net investment loss                                                             (253)
       Accumulated net unrealized gain on affiliate investment                                    2,612
                                                                                               --------
                                                                                               $ 17,359
                                                                                               ========


See notes to financial statements.           2

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2004
(dollar amounts in thousands)

Investment                                             Description of Securities                      Cost (c)        Fair Value
----------                                             -------------------------                      --------        ----------
Investment in real estate controlled affiliate (a):

   Fortress Brookdale Acquisition LLC ("FBA") (b)      4.58% of the issued common shares              $ 14,694         $ 17,306
                                                                                                      =========================


(a) The Company's investment advisor also advises Fortress Registered Investment Trust, which owns 50.51% of FBA. FBA is therefore considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale.

(b) FBA owns 100% of the outstanding common shares of Brookdale Living Communities, Inc. as its sole asset at the end of the period.

(c) The United States Federal income tax basis of Fortress Brookdale Investment Fund LLC's investment at the end of the period was approximately $14.7 million and, accordingly, unrealized appreciation for United States Federal income tax purposes was approximately $2.6 million.

Summary of Transactions with Affiliated Companies

                                                                     Dividends, Interest
                                                                      and Realized Gains
                                                                       Six Months Ended           Fair Value of Total
   Affiliate                               Purchase Date                 June 30, 2004                Investment
   ---------                               -------------                 -------------                ----------
   Fortress Brookdale Acquisition LLC      September 23, 2000                 $ -                      $ 17,306
                                                                     ==========================================


See notes to financial statements.           3

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS (Unaudited)
(dollar amounts in thousands)

                                                                 Six Months Ended
                                                                   June 30, 2004
                                                                   -------------
Expenses
     Audit fees                                                        $  4
     Directors fees                                                       3
     Insurance expense                                                    5
                                                                       ----
Net investment loss                                                     (12)
                                                                       ----

Net unrealized gain on affiliate investment                              --
                                                                       ----

Net decrease in net assets resulting from operations                   $(12)
                                                                       ====


FINANCIAL HIGHLIGHTS

                                                                                  Year Ended December 31,           Period from
                                                                                ----------------------------     September 6, 2000
                                                          Six Months Ended                                            through
                                                            June 30, 2004       2003        2002        2001     December 31, 2000
                                                            -------------       ----        ----        ----     -----------------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                 0.1%*           0.2%       0.2%        0.2%            2.5%*
   Ratio of investment loss, net, to average net assets         (0.1)%*         (0.2)%     (0.2)%      (0.2)%          (2.5)*
   Portfolio turnover rate                                       0.0%*           0.0%       0.0%        0.0%            0.0%*
   IRR                                                           4.5%            5.3%       6.3%        2.2%            0.5%
   Total return                                                 (0.1)%           2.9%       7.0%        5.6%           (1.7)%


*annualized


See notes to financial statements.           4

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                                                 Six Months Ended
                                                                                                   June 30, 2004
                                                                                                 ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations                                                   $ (12)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
         Net unrealized gain on affiliate investment                                                       -
         Change in:
              Accounts payable                                                                            12
                                                                                                      -------
Net cash used in operating activities                                                                      -
                                                                                                      -------
NET CHANGE IN CASH AND CASH EQUIVALENTS                                                                    -
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                                           128
                                                                                                      -------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                                               $ 128
                                                                                                      =======


See notes to financial statements.           5

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                                                 Six Months Ended              Year Ended
                                                                                   June 30, 2004            December 31, 2003
                                                                                 ----------------           -----------------
Increase/(decrease) in net assets resulting from operations
         Net investment loss                                                         $    (12)                   $    (39)
         Net unrealized gain on affiliate investment                                        -                         538
                                                                                     --------                    --------
Net increase/(decrease) in net assets resulting from operations                           (12)                        499

Capital contributions                                                                       -                           -
Issuance of preferred interests                                                             -                           -
Distribution of preferred equity                                                            -                           -
                                                                                     --------                    --------

Net increase/(decrease) in net assets                                                     (12)                        499

Net assets, beginning of period                                                        17,371                      16,872
                                                                                     --------                    --------

Net assets, end of period                                                            $ 17,359                    $ 17,371
                                                                                     ========                    ========


See notes to financial statements.           6

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

1.    ORGANIZATION

      Fortress Brookdale Investment Fund LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisitions LLC ("FBA"). FBA owns 100% of the issued and outstanding common stock of Brookdale Living Communities, Inc., a leading senior living company.

      The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhaeuser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

      FIG is also the advisor of Fortress Registered Investment Trust, which holds 50.51% of FBA. As the Company and FBA share the same advisor, they are considered affiliates for purposes herein.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FBA.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter primarily market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company. Management believes that the carrying value of its investment is reasonable, taking into consideration market risk along with its knowledge of the company in which it has made equity investments.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

      VALUATION OF ASSETS AND LIABILITIES - The valuation of investments is based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

      Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by the Company for its investment, obtaining by the Company of a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. No distributions have been made through June 30, 2004.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income will be recognized on the ex-dividend date.

      CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.    ALLOCATIONS TO MEMBERS

      Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are allocated first to the Members other than FIG.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

4.    PREFERRED EQUITY INTERESTS

      The Company has issued preferred equity interests in the aggregate amount of $52,500 to 105 qualified investors. Such securities attract a 10% return, payable out of the Company's Net Profits.

Fortress Brookdale Investment Fund LLC
Other Required Information
For the period ended 6/30/2004


During the period from 1/1/2004 to 6/30/2004, total remittance of remuneration by Fortress Brookdale Investment Fund LLC to members of the board of trustees amounted to $8,125.

A description of the policies and procedures that Fortress Brookdale Investment Fund LLC uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling collect (212) 798 6100 and on the SEC's website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Brookdale Investment Fund LLC

By:  /s/ Jeffrey Rosenthal
     -----------------------------
Name:   Jeffrey Rosenthal
Title:  Chief Financial Officer
Date:   September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Wesley R. Edens
     -----------------------------
Name:  Wesley R. Edens
Title: Chief Executive Officer
Date:  September 9, 2004

By:  /s/ Jeffrey Rosenthal
     -----------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date:  September 9, 2004